Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock-based Compensation
Schedule of stock option assumptions

Year ended
	2021		2020
Expected term of option (in years)	―		2 –3
Expected volatility	―	%	58.21 – 65.93%
Expected dividend yield	―	%	― %
Risk-free interest rate	―	%	0.17 – 0.19%

Activity in stock option plans

		Yen	Years	Thousands of Yen
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2018	549,500	¥1,552	7.6	¥ ―
Forfeited/Expired	(30,000)	800
Outstanding at December 31, 2019	519,500	1,595	6.7	―
Exercisable at December 31, 2019	519,500	1,595	6.7	―
Granted	450,000	752	―
Forfeited/Expired	(290,000)	1,903
Outstanding at December 31, 2020	679,500	905	4.3	531,518
Exercisable at December 31, 2020	229,500	1,205	5.4	123,891
Forfeited/Expired	(79,700)	1,266
Outstanding at December 31, 2021	599,800	857	3.5	192,570
Exercisable at December 31, 2021	599,800	¥857	3.5	¥192,570